UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

/s/  Lloyd Blumberg          New York, New York              August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $361,140
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

1                 028-13041                          H Partners, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3      COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8

                                                               VALUE    SHRS OR     SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP         (X$1000) PRN AMT     PRN CALL  DISCRETION  MNGRS   SOLE  SHARED  NONE

ASPENBIO PHARMA INC             COM              045346 10 3    2,003      750,000  SH         DEFINED     1        750,000
BOYD GAMING CORP                COM              103304 10 1   18,700    2,200,000  SH         DEFINED     1      2,200,000
BSQUARE CORP                    COM NEW          11776U 30 0    2,651      892,537  SH         DEFINED     1        892,537
CAPITAL ONE FINL CORP           COM              14040H 10 5    4,376      200,000  SH  PUT    DEFINED     1        200,000
FBR CAPITAL MARKETS CORP        COM              30247C 30 1    5,252    1,117,383  SH         DEFINED     1      1,117,383
FOSTER WHEELER AG               COM              H27178 10 4   19,000      800,000  SH         DEFINED     1        800,000
GARMIN LTD                      ORD              G37260 10 9    7,146      300,000  SH  PUT    DEFINED     1        300,000
GRACE W R & CO DEL NEW          COM              38388F 10 8   12,370    1,000,000  SH         DEFINED     1      1,000,000
IMMERSION CORP                  COM              452521 10 7    7,410    1,500,000  SH         DEFINED     1      1,500,000
ISHARES TR                      DJ US REAL EST   464287 73 9    6,484      200,000  SH  PUT    DEFINED     1        200,000
KEY ENERGY SVCS INC             COM              492914 10 6   17,280    3,000,000  SH         DEFINED     1      3,000,000
LEAP WIRELESS INTL INC          COM NEW          521863 30 8   77,386    2,350,000  SH         DEFINED     1      2,350,000
MARRIOTT INTL INC NEW           CL A             571903 20 2    4,414      200,000  SH  PUT    DEFINED     1        200,000
METROPCS COMMUNICATIONS INC     COM              591708 10 2   13,310    1,000,000  SH         DEFINED     1      1,000,000
OWENS ILL INC                   COM NEW          690768 40 3   28,010    1,000,000  SH         DEFINED     1      1,000,000
SOLUTIA INC                     COM NEW          834376 50 1   11,866    2,060,000  SH         DEFINED     1      2,060,000
SPDR TR                         UNIT SER 1       78462F 10 3   59,768      650,000  SH  PUT    DEFINED     1        650,000
SPRINT NEXTEL CORP              COM SER 1        852061 10 0   48,100   10,000,000  SH         DEFINED     1     10,000,000
STARWOOD HOTELS&RESORTS WRLD    COM              85590A 40 1    8,880      400,000  SH  PUT    DEFINED     1        400,000
TRICO MARINE SERVICES INC       COM NEW          896106 20 0    3,430    1,000,000  SH         DEFINED     1      1,000,000
TRICO MARINE SERVICES INC       NOTE 3.000% 1/1  896106 AQ 4    3,304   13,215,000  PRN        DEFINED     1     13,215,000

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